Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 12. Commitments and Contingencies
Operating Leases
The Company leases two spaces with two locations in Watertown, Massachusetts and one location in Billerica, Massachusetts for office and manufacturing, under noncancellable operating lease agreements. These leases provide for escalating monthly payments and are set to expire in December 2023, April 2027, and July 2028. Rent expense under the Company’s lease agreements was $0.7 million and $0.6 million for the three months ended June 30, 2021 and 2020, respectively. For the six months ended June 30, 2021 and 2020, rent expense was $1.3 million and $1.2 million
,
respectively. Future minimum lease payments under these agreements are as follows:

(in thousands)	Amount
2021	$1,207
2022	2,866
2023	3,070
2024	2,132
2025	2,089
After 2025	5,088

Total future minimum lease payments	$16,452

Minimum Commitment Arrangements
The Company may enter into
non-binding
purchase agreements with suppliers to acquire inventory and other materials during the normal course of business. The Company did not have any minimum commitment arrangements.
Legal Proceedings
From time to time, the Company may face legal claims or actions in the normal course of business. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that address accounting for contingencies. The Company expenses as incurred the costs related to its legal proceedings.
In July 2021, Continuous Composites Inc. (“Continuous Composites”), a company based out of Idaho, brought a claim in the United States District Court for the District of Delaware against the Company regarding patent infringement. While the Company takes any claims of infringement seriously, MarkForged believes that Continuous Composite’s claims are baseless and without merit. The Company intends to mount a vigorous defense against Continuous Composites in court. However, the Company can provide no assurance as to the outcome of any such disputes, and any such actions may result in judgments against MarkForged for significant damages. The Company does no
t believe that a loss is probable and did not record a loss contingency for the three and six months ended June 30, 2021.

Note 12. Commitments and Contingencies
Operating Leases
The Company leases two spaces with two locations in Watertown, Massachusetts and one location in Billerica, Massachusetts for office and manufacturing, under noncancellable operating lease agreements. These leases provide for escalating monthly payments and are set to expire in December 2023, April 2027, and July 2028. Rent expense under the Company’s lease agreements was $2.2 million and $2.3 million for the years ended December 31, 2020 and 2019, respectively. Future minimum lease payments under these agreements are as follows:

(in thousands)	Amount
2021	$2,150
2022	2,866
2023	3,070
2024	2,132
2025	2,089
After 2025	5,088

Total future minimum lease payments	$17,395

Minimum Commitment Arrangements
The Company may enter into
non-binding
purchase agreements with suppliers to acquire inventory and other materials during the normal course of business. The Company did not have any minimum commitment arrangements.
Legal Proceedings
From time to time, the Company may face legal claims or actions in the normal course of business. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that address accounting for contingencies. The Company expenses as incurred the costs related to its legal proceedings.